Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Disclosure of Operating Segment Information

Operating segment information June 30, 2025	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income
Research material sales	59,709	—	59,709
Grant income	4,974,823	—	4,974,823
Miscellaneous income	—	390	390
Net change on fair value movement	—	9,242	9,242
Interest income	—	5,287,209	5,287,209

Total revenue and other income	5,034,532	5,296,841	10,331,373

Result
Segment Result	(65,020,504)	3,586,339	(61,434,165)

Profit/(loss) before income tax expense	(65,020,504)	3,586,339	(61,434,165)

Income tax expense	—	—	—

Loss after income tax expense			(61,434,165)

Total segment assets	156,983,434	—	156,983,434

Total segment liabilities	13,348,071	—	13,348,071

Operating segment information June 30, 2024	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income
Research material sales	119,089	—	119,089
Grant income	3,722,788	—	3,722,788
Net gain on fair value movement of warrants	—	—	—
Net gain on foreign exchange	—	113,458	113,458
Interest income	—	3,882,757	3,882,757

Total revenue and other income	3,841,877	3,996,215	7,838,092

Result
Segment Result	(46,556,929)	3,840,304	(42,716,625)

Profit/(loss) before income tax expense	(46,556,929)	3,840,304	(42,716,625)

Income tax expense	—	—	—

Loss after income tax expense			(42,716,625)

Total segment assets	201,579,281	—	201,579,281

Total segment liabilities	12,057,539	—	12,057,539

Operating segment information June 30, 2023	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income
Research material sales	191,721	—	191,721
Grant income	3,314,001	—	3,314,001
Net gain on fair value movement of warrants	—	131,896	131,896
Net gain on foreign exchange	—	623,511	623,511
Interest income	—	938,999	938,999

Total revenue and other income	3,505,722	1,694,406	5,200,128

Result
Segment Result	(41,431,305)	1,534,957	(39,896,348)
Profit/(loss) before income tax expense	(41,431,305)	1,534,957	(39,896,348)
Income tax expense	—	—	—

Loss after income tax expense			(39,896,348)

Total segment assets	147,448,990	—	147,448,990

Total segment liabilities	10,979,601	—	10,979,601